Employee and Personnel Costs - Summary of Employee Benefits Expenses by Function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (204,269)	$ (220,359)	$ (161,027)
Cost of Goods Sold
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(37,671)	(51,106)	(35,959)
Research and Development Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(12,431)	(13,739)	(10,336)
Selling, General and Administrative Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (154,167)	$ (155,514)	$ (114,732)